STATEMENT OF INVESTMENTS
BNY Mellon International Core Equity Fund

December 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.2%
Australia - 5.9%
Aristocrat Leisure	273,612		6,464,883
Brambles	338,350		2,782,763
Fortescue Metals Group	1,875,691	[a]	14,070,885
Macquarie Group	145,436		14,068,931
Northern Star Resources	247,773		1,966,523
			39,353,985
Austria - 1.4%
OMV	163,702	[a]	9,195,917
Denmark - 1.5%
Vestas Wind Systems	103,059	[a]	10,414,422
France - 12.4%
Air Liquide	44,058	[a]	6,236,786
Atos	101,320	[a]	8,446,516
BNP Paribas	217,050	[a]	12,862,255
Cie Generale des Etablissements Michelin	29,993	[a]	3,670,467
Klepierre	195,621	[a]	7,427,640
LVMH Moet Hennessy Louis Vuitton	26,390		12,261,009
Sanofi	186,396	[a]	18,737,785
Teleperformance	27,123	[a]	6,614,149
Vinci	66,060		7,335,851
			83,592,458
Germany - 6.9%
Allianz	50,372	[a]	12,340,096
Deutsche Boerse	65,838	[a]	10,350,145
Deutsche Post	151,482	[a]	5,778,889
Deutsche Telekom	825,628	[a]	13,493,378
Evonik Industries	153,664	[a]	4,690,049
			46,652,557
Hong Kong - 2.0%
Galaxy Entertainment Group	878,000	[a]	6,467,564
Sun Hung Kai Properties	438,000		6,705,774
			13,173,338
Ireland - .8%
ICON	33,196	[a]	5,717,347
Italy - 2.7%
Enel	1,335,122		10,591,072
Leonardo	639,900	[a]	7,500,757
			18,091,829

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Japan - 21.9%
Asahi Kasei	531,700		6,038,542
Bandai Namco Holdings	86,300		5,266,719
Casio Computer	255,500		5,152,092
Chubu Electric Power	772,100		10,953,865
Denso	197,900		9,044,880
Hitachi	277,900		11,831,627
ITOCHU	199,800		4,660,560
Minebea Mitsumi	227,700		4,771,735
Mitsubishi Electric	704,900		9,721,528
Recruit Holdings	171,200		6,458,504
Seven & i Holdings	156,600		5,769,360
Shin-Etsu Chemical	51,400		5,705,067
Shionogi & Co.	181,300		11,291,308
Shiseido	60,900		4,361,730
Showa Denko KK	161,700		4,314,282
Sony	292,300		19,909,919
Sumitomo Mitsui Financial Group	427,100		15,872,531
West Japan Railway	67,900		5,899,810
			147,024,059
Netherlands - 6.7%
Heineken	108,530	[a]	11,555,381
ING Groep	629,708	[a]	7,549,399
Koninklijke Ahold Delhaize	308,867	[a]	7,724,239
NN Group	178,805	[a]	6,783,128
Royal Dutch Shell, Cl. B	389,772		11,562,359
			45,174,506
Portugal - .8%
Galp Energia	327,453	[a]	5,472,830
Singapore - 1.1%
United Overseas Bank	383,400	[a]	7,528,603
Spain - 5.5%
ACS Actividades de Construccion y Servicios	173,135	[a]	6,923,427
Amadeus IT Group	110,822		9,049,698
Iberdrola	1,127,024		11,605,198
Industria de Diseno Textil	265,189		9,355,196
			36,933,519
Sweden - 4.6%
Epiroc, Cl. A	510,161		6,228,350
Essity, Cl. B	342,924	[a]	11,049,605
Lundin Petroleum	156,874		5,331,105
Swedish Match	155,123	[a]	7,996,005
			30,605,065

Description		Shares		Value ($)
Common Stocks - 98.2% (continued)
Switzerland - 9.3%
Julius Baer Group		151,546	[a]	7,818,446
Novartis		197,693	[a]	18,772,460
Roche Holding		76,826	[a]	24,925,981
STMicroelectronics		400,378		10,765,023
				62,281,910
United Kingdom - 14.7%
Anglo American		336,027	[a]	9,672,053
BAE Systems		968,279		7,244,025
Barclays		1,948,362	[a]	4,636,150
Bunzl		162,994		4,458,373
Centrica		4,128,463		4,883,426
Cineworld Group		996,648	[b]	2,892,470
Diageo		180,962	[a]	7,671,671
Ferguson		77,639		7,044,582
GlaxoSmithKline		415,112		9,781,962
Legal & General Group		3,290,738	[a]	13,207,502
Melrose Industries		1,268,143	[a]	4,033,157
Unilever		270,441		15,584,629
Vodafone Group		3,877,923		7,538,616
				98,648,616
Total Common Stocks (cost $604,419,603)				659,860,961

Exchange-Traded Funds - .6%
United States - .6%
iShares MSCI EAFE ETF (cost $4,196,879)		60,561		4,205,356

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $6,040)	1.60	6,040	[c]	6,040
Total Investments (cost $608,622,522)		98.8%		664,072,357
Cash and Receivables (Net)		1.2%		7,747,256
Net Assets		100.0%		671,819,613

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At December 31, 2019, the value of the fund’s securities on loan was $2,742,592 and the value of the collateral was $2,981,228, consisting of cash collateral of $6,040 and U.S. Government & Agency securities valued at $2,975,188.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Core Equity Fund

December 31, 2019 (Unaudited)

The following is a summary of the inputs used as of December 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	659,860,961	-	-	659,860,961
Exchange-Traded Funds	4,205,356	-	-	4,205,356
Investment Companies	6,040	-	-	6,040

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At December 31, 2019, accumulated net unrealized appreciation on investments was $55,449,835, consisting of $73,379,749 gross unrealized appreciation and $17,929,914 gross unrealized depreciation.

At December 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.